EQUITY (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017
Dividends recognised as distributions to owners per share (in dollars per share)			$ 0.0625
Decrease through other distributions to owners, equity			$ 1,858,000,000	[1]	$ 321,000,000
Stock issued (in shares)			0
Net loss attributable to limited partnership unitholders	$ 40,000,000	$ (3,000,000)	$ 5,000,000		$ 29,000,000
Weighted average number of ordinary shares outstanding (in shares)	66,000,000	52,000,000	66,000,000		52,000,000
Parent company
Dividends recognised as distributions to owners	$ 41,000,000	$ 0	$ 184,000,000		$ 0
Dividends recognised as distributions to owners per share (in dollars per share)			$ 38.31
Incentive distribution rights based on percent increase in unit price			20.00%
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Dividends recognised as distributions to owners	8,000,000	7,000,000	$ 16,000,000		14,000,000
Interest of others in operating subsidiaries
Decrease through other distributions to owners, equity	$ 917,000,000	$ 84,000,000	$ 1,658,000,000	[1]	$ 307,000,000

[1]	See Note 16 for additional information on distributions as it relates to the Special Limited Partners.